WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 70.2%
COMMUNICATION SERVICES - 14.5%
Diversified Telecommunication Services - 1.9%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	200,000	$217,042	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	980,000	1,000,041	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,780,000	2,868,960	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,860,000	1,943,775	(a)

Total Diversified Telecommunication Services				6,029,818

Entertainment - 0.6%
Banijay Entertainment SASU, Senior Secured Notes	5.375%	3/1/25	2,000,000	1,872,500	(a)

Interactive Media & Services - 0.4%
Match Group Inc., Senior Notes	6.375%	6/1/24	880,000	917,778
Match Group Inc., Senior Notes	5.000%	12/15/27	370,000	390,017	(a)

Total Interactive Media & Services				1,307,795

Media - 7.3%
American Media LLC, Secured Notes	10.500%	12/31/26	1,530,000	1,627,079	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.500%	5/1/26	6,750,000	7,059,892	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	4,130,000	3,993,875
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,115,000	2,093,110
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	480,000	422,232	(a)
Sirius XM Radio Inc., Senior Notes	4.625%	7/15/24	1,440,000	1,475,712	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	1,800,000	1,721,250	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,070,000	1,087,388	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	3,630,000	3,767,758	(a)

Total Media				23,248,296

Wireless Telecommunication Services - 4.3%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	430,000	471,753	(a)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,860,000	2,082,363
Sprint Communications Inc., Senior Notes	6.000%	11/15/22	1,000,000	1,062,060
Sprint Corp., Senior Notes	7.875%	9/15/23	4,660,000	5,261,373

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	1

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
Sprint Corp., Senior Notes	7.125%	6/15/24	2,537,000	$2,861,026
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	1,890,000	1,938,856

Total Wireless Telecommunication Services				13,677,431

TOTAL COMMUNICATION SERVICES				46,135,840

CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.6%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	552,000	464,812
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	860,000	661,340
Delphi Technologies PLC, Senior Notes	5.000%	10/1/25	770,000	724,762	(a)

Total Auto Components				1,850,914

Automobiles - 1.4%
Ford Motor Co., Senior Notes	8.500%	4/21/23	1,330,000	1,316,700
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,390,000	1,360,462
Ford Motor Credit Co. LLC, Senior Notes	3.087%	1/9/23	2,000,000	1,811,875

Total Automobiles				4,489,037

Diversified Consumer Services - 2.3%
AMN Healthcare Inc., Senior Notes	4.625%	10/1/27	320,000	312,672	(a)
Carriage Services Inc., Senior Notes	6.625%	6/1/26	1,140,000	1,132,248	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	900,000	940,140	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	10,000	9,849	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,468,000	2,443,320	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	464,000	473,373
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	1,980,000	1,982,772	(a)

Total Diversified Consumer Services				7,294,374

Hotels, Restaurants & Leisure - 4.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	820,000	824,010	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	380,000	400,900	(a)

See Notes to Schedule of Investments.

2	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	630,000	$613,973	(a)
Boyne USA Inc., Secured Notes	7.250%	5/1/25	1,010,000	1,017,373	(a)
Brinker International Inc., Senior Notes	5.000%	10/1/24	950,000	796,622	(a)
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	950,000	547,438	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	1,300,000	1,298,375	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	510,000	503,523
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	1,760,000	1,011,648	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,250,000	810,937	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	2,148,000	1,954,250	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	540,000	463,455	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	3,310,000	2,233,588	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,480,000	1,513,478	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	340,000	373,108	(a)

Total Hotels, Restaurants & Leisure				14,362,678

Household Durables - 1.7%
Century Communities Inc., Senior Notes	5.875%	7/15/25	1,880,000	1,752,724
Lennar Corp., Senior Notes	4.500%	4/30/24	450,000	461,340
Lennar Corp., Senior Notes	5.875%	11/15/24	1,000,000	1,057,300
Taylor Morrison Communities Inc., Senior Notes	6.000%	9/1/23	1,120,000	1,092,728	(a)
Taylor Morrison Communities Inc., Senior Notes	5.875%	1/31/25	200,000	189,880	(a)
TopBuild Corp., Senior Notes	5.625%	5/1/26	970,000	957,487	(a)

Total Household Durables				5,511,459

Specialty Retail - 1.1%
GameStop Corp., Senior Notes	6.750%	3/15/21	150,000	118,687	(a)
L Brands Inc., Senior Notes	5.625%	10/15/23	1,710,000	1,402,542
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	520,000	361,218	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	1,050,000	108,938	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	3

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
PetSmart Inc., Senior Notes	8.875%	6/1/25	520,000	$507,650	(a)
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	980,000	1,004,892	(a)

Total Specialty Retail				3,503,927

Textiles, Apparel & Luxury Goods - 1.3%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	2,000,000	2,009,775	(a)
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	320,000	320,000	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	950,000	965,627
William Carter Co., Senior Notes	5.625%	3/15/27	660,000	672,910	(a)

Total Textiles, Apparel & Luxury Goods				3,968,312

TOTAL CONSUMER DISCRETIONARY				40,980,701

CONSUMER STAPLES - 1.8%
Beverages - 0.4%
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	1,170,000	1,181,934	(a)

Food Products - 1.4%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	2,000,000	2,056,364	(a)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	1,000,000	1,024,700	(a)
Simmons Foods Inc., Secured Notes	5.750%	11/1/24	1,543,000	1,443,014	(a)

Total Food Products				4,524,078

TOTAL CONSUMER STAPLES				5,706,012

ENERGY - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.375%	9/15/24	630,000	495,337
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	4,500,000	3,845,025	(a)
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	750,000	633,750	(a)
Continental Resources Inc., Senior Notes	5.000%	9/15/22	470,000	446,500
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,300,000	1,095,510
DCP Midstream Operating LP, Senior Notes	4.750%	9/30/21	975,000	926,884	(a)
DCP Midstream Operating LP, Senior Notes	4.950%	4/1/22	190,000	174,240
DCP Midstream Operating LP, Senior Notes	5.375%	7/15/25	810,000	659,137

See Notes to Schedule of Investments.

4	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	560,000		$498,792	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,180,000		998,575
MEG Energy Corp., Senior Notes	7.000%	3/31/24	432,000		308,966	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	2,150,000		1,496,937	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	820,000		673,671
NGPL PipeCo LLC, Senior Notes	4.375%	8/15/22	2,000,000		2,007,700	(a)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	810,000		124,538
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,523,000		207,509
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,450,000		1,094,750
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 1.450%)	3.142%	8/15/22	180,000		140,515	(b)
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	649,000		666,847
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	300,000		305,640
QEP Resources Inc., Senior Notes	6.875%	3/1/21	287,000		139,841
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,009,000		894,226
Range Resources Corp., Senior Notes	9.250%	2/1/26	410,000		331,977	(a)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	1,679,000		528,885	(a)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	850,000		821,992	(a)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	970,000	CAD	344,948	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	420,000		377,853	(a)
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	1,120,000		1,089,200
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	1,860,000		1,706,550
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	100,000		89,250
WPX Energy Inc., Senior Notes	6.000%	1/15/22	470,000		431,014
WPX Energy Inc., Senior Notes	8.250%	8/1/23	2,010,000		1,944,273
WPX Energy Inc., Senior Notes	5.750%	6/1/26	1,000,000		912,100

TOTAL ENERGY					26,412,932

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	5

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 8.9%
Banks - 3.5%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	690,000	$704,480	(b)(c)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	750,000	748,646	(b)(c)
CIT Group Inc., Senior Notes	4.750%	2/16/24	850,000	814,428
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,320,000	1,472,625	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	500,000	540,939	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,150,000	1,141,875	(b)(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,500,000	1,501,795	(a)
Lions Gate Capital Holdings LLC, Senior Notes	6.375%	2/1/24	850,000	796,110	(a)
Lions Gate Capital Holdings LLC, Senior Notes	5.875%	11/1/24	630,000	585,774	(a)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	580,000	652,633
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,050,000	1,075,672	(b)(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	960,000	1,032,556	(a)(b)

Total Banks				11,067,533

Capital Markets - 0.9%
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	591,501	(a)(b)(c)

See Notes to Schedule of Investments.

6	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	200,000	$199,639	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	211,954	(a)(b)(c)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	1,000,000	937,300
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,130,000	1,156,210	(a)(b)(c)

Total Capital Markets				3,096,604

Consumer Finance - 0.9%
FirstCash Inc., Senior Notes	5.375%	6/1/24	1,200,000	1,211,760	(a)
Navient Corp., Senior Notes	6.750%	6/15/26	1,950,000	1,768,943

Total Consumer Finance				2,980,703

Diversified Financial Services - 3.1%
Alliance Data Systems Corp., Senior Notes	4.750%	12/15/24	1,980,000	1,477,575	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,880,000	1,941,664	(a)
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	960,000	578,208	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	2,680,000	2,418,164	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,620,000	2,823,975	(a)(d)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.330%	12/21/65	1,250,000	602,181	(a)(b)

Total Diversified Financial Services				9,841,767

Insurance - 0.3%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	890,000	945,625	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	7

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	870,000	$610,088	(a)

TOTAL FINANCIALS				28,542,320

HEALTH CARE - 7.0%
Health Care Equipment & Supplies - 0.3%
Immucor Inc., Senior Notes	11.125%	2/15/22	1,210,000	1,097,531	(a)

Health Care Providers & Services - 4.8%
Centene Corp., Senior Notes	5.375%	8/15/26	3,300,000	3,545,850	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.625%	2/15/25	1,000,000	923,750	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,530,000	1,473,818	(a)
HCA Inc., Senior Notes	5.375%	2/1/25	2,050,000	2,214,697
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	500,000	473,125	(a)
Polaris Intermediate Corp., Senior Notes (8.500% Cash or 9.250% PIK)	8.500%	12/1/22	1,000,000	843,750	(a)(d)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	780,000	839,514	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	20,000	20,245
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	2,200,000	2,209,240
Tenet Healthcare Corp., Senior Secured Notes	4.625%	9/1/24	500,000	492,500	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	1,090,000	1,177,745	(a)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	1,000,000	997,100	(a)

Total Health Care Providers & Services				15,211,334

Pharmaceuticals - 1.9%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,550,000	1,720,500	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,110,000	1,216,005	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,000,000	1,044,500	(a)

See Notes to Schedule of Investments.

8	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
HLF Financing Sarl LLC/Herbalife International Inc., Senior Notes	7.250%	8/15/26	920,000	$899,254	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,400,000	1,293,530

Total Pharmaceuticals				6,173,789

TOTAL HEALTH CARE				22,482,654

INDUSTRIALS - 5.7%
Aerospace & Defense - 2.0%
Boeing Co., Senior Notes	5.040%	5/1/27	1,360,000	1,360,000
Boeing Co., Senior Notes	5.150%	5/1/30	1,360,000	1,360,000
Signature Aviation US Holdings Inc., Senior Notes	5.375%	5/1/26	1,230,000	1,141,809	(a)
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,180,000	1,233,100	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	1,100,000	1,081,795	(a)

Total Aerospace & Defense				6,176,704

Air Freight & Logistics - 0.2%
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	689,000	701,195	(a)

Airlines - 0.5%
American Airlines, Pass-Through Trust	5.625%	1/15/21	87,584	86,426	(a)
Continental Airlines Pass-Through Trust	5.500%	10/29/20	102,491	100,883
Continental Airlines Pass-Through Trust	8.388%	11/1/20	95	99
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	940,000	839,924
United Continental Holdings Inc., Senior Notes	4.250%	10/1/22	740,000	615,569

Total Airlines				1,642,901

Building Products - 0.4%
Builders FirstSource Inc., Senior Notes	5.000%	3/1/30	370,000	319,236	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	572,000	575,575	(a)
Standard Industries Inc., Senior Notes	5.375%	11/15/24	500,000	504,375	(a)

Total Building Products				1,399,186

Commercial Services & Supplies - 2.0%
ADT Security Corp., Senior Secured Notes	4.125%	6/15/23	1,740,000	1,740,348
GFL Environmental Inc., Senior Notes	5.625%	5/1/22	100,000	101,406	(a)
GFL Environmental Inc., Senior Notes	7.000%	6/1/26	552,000	578,607	(a)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	880,000	964,339	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	9

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	280,000	$292,950	(a)
RR Donnelley & Sons Co., Senior Notes	6.500%	11/15/23	2,000,000	1,809,600
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	890,000	886,262	(a)

Total Commercial Services & Supplies				6,373,512

Machinery - 0.4%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	1,350,000	1,304,370	(a)

Trading Companies & Distributors - 0.2%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	330,000	157,641	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	300,000	294,645

Total Trading Companies & Distributors				452,286

TOTAL INDUSTRIALS				18,050,154

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.4%
CommScope Inc., Senior Notes	8.250%	3/1/27	850,000	818,677	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	410,000	367,422	(a)

Total Communications Equipment				1,186,099

IT Services - 0.3%
CDW LLC/CDW Finance Corp., Senior Notes	4.125%	5/1/25	1,060,000	1,069,275

Semiconductors & Semiconductor Equipment - 1.3%
Entegris Inc., Senior Notes	4.375%	4/15/28	1,160,000	1,167,250	(a)
Seagate HDD Cayman, Senior Notes	4.875%	3/1/24	2,726,000	2,844,617

Total Semiconductors & Semiconductor Equipment				4,011,867

TOTAL INFORMATION TECHNOLOGY				6,267,241

MATERIALS - 6.2%
Chemicals - 0.3%
FXI Holdings Inc., Senior Secured Notes	7.875%	11/1/24	1,160,000	854,050	(a)

Construction Materials - 0.3%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	640,000	623,872	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	430,000	408,264

Total Construction Materials				1,032,136

See Notes to Schedule of Investments.

10	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 2.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,000,000	$932,850	(a)(d)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,760,000	1,772,531	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	1,550,000	1,559,687	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,390,000	1,396,464	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	470,000	498,106
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	760,000	767,752	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes (3 mo. USD LIBOR + 3.500%)	4.719%	7/15/21	160,000	158,504	(a)(b)

Total Containers & Packaging				7,085,894

Metals & Mining - 2.5%
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	400,000	397,860	(a)
Arconic Corp., Senior Notes	6.000%	5/15/25	640,000	648,800	(a)(e)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	182,560	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,000,000	877,300	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	990,000	872,833	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	4,160,000	4,192,032
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	450,000	409,365	(a)
Northwest Acquisitions ULC/ Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,900,000	197,125	(a)

Total Metals & Mining				7,777,875

Paper & Forest Products - 0.9%
Mercer International Inc., Senior Notes	7.375%	1/15/25	1,710,000	1,650,492
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	1,500,000	1,249,050

Total Paper & Forest Products				2,899,542

TOTAL MATERIALS				19,649,497

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	11

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,100,000	$1,064,745
CoreCivic Inc., Senior Notes	4.625%	5/1/23	660,000	627,825
GEO Group Inc., Senior Notes	5.125%	4/1/23	2,250,000	1,898,437
iStar Inc., Senior Notes	4.250%	8/1/25	1,000,000	796,250
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	850,000	794,495	(a)

Total Equity Real Estate Investment Trusts (REITs)				5,181,752

Real Estate Management & Development - 1.1%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	2,050,000	1,993,625	(a)
Forestar Group Inc., Senior Notes	8.000%	4/15/24	1,550,000	1,530,315	(a)

Total Real Estate Management & Development				3,523,940

TOTAL REAL ESTATE				8,705,692

UTILITIES - 0.2%
Electric Utilities - 0.2%
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	660,000	548,374	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $240,040,877)				223,481,417

SENIOR LOANS - 16.1%
COMMUNICATION SERVICES - 3.1%
Entertainment - 1.4%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	7.231%	2/10/27	2,000,000	1,770,000	(b)(f)(g)(h)
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	2.404%	10/7/24	1,366,480	1,327,194	(b)(f)(g)
World Triathlon Corp., Initial Term Loan (1 mo. USD LIBOR + 4.250%)	5.250%	8/12/26	1,293,500	1,251,462	(b)(f)(g)(h)

Total Entertainment				4,348,656

Media - 1.7%
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	3.904%	8/15/25	1,306,767	1,250,413	(b)(f)(g)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.904%	11/18/24	837,230	741,821	(b)(f)(g)
EW Scripps Co., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.904%	5/1/26	1,485,038	1,395,935	(b)(f)(g)

See Notes to Schedule of Investments.

12	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.404%	5/1/26	1,388,237	$1,249,413	(b)(f)(g)
Terrier Media Buyer Inc., Term Loan (3 mo. USD LIBOR + 4.250%)	5.700%	12/17/26	965,050	900,713	(b)(f)(g)

Total Media				5,538,295

TOTAL COMMUNICATION SERVICES				9,886,951

CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.3%
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	3.904%	4/30/26	905,450	822,828	(b)(f)(g)

Diversified Consumer Services - 0.2%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.266%	9/23/26	852,715	816,652	(b)(f)(g)

Hotels, Restaurants & Leisure - 1.0%
ASHCO LLC, Initial Term Loan (3 mo. USD LIBOR + 5.000%)	6.072%	9/25/24	458,250	383,555	(b)(f)(g)
Equinox Holdings Inc., First Lien Incremental Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.072%	3/8/24	1,455,187	1,162,785	(b)(f)(g)
Golden Nugget Inc., First Initial Term Loan	3.250-3.695%	10/4/23	595,432	488,041	(b)(f)(g)
Mohegan Tribal Gaming Authority, Term Loan B (1 mo. USD LIBOR + 4.375%)	5.375%	10/13/23	1,156,930	817,565	(b)(f)(g)
Scientific Games International Inc., Initial Term Loan B5	3.154-3.612%	8/14/24	313,509	261,153	(b)(f)(g)

Total Hotels, Restaurants & Leisure				3,113,099

Specialty Retail - 1.4%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.000-5.016%	7/1/22	1,528,397	1,022,753	(b)(f)(g)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	3.500-3.568%	1/30/23	786,386	648,768	(b)(f)(g)
Party City Holdings Inc., 2018 Replacement Term Loan	3.250-4.100%	8/19/22	138,114	70,623	(b)(f)(g)
PetSmart Inc., Term Loan B2 (3 mo. USD LIBOR + 4.000%)	5.000%	3/11/22	830,000	807,590	(b)(f)(g)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	13

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Sally Holdings LLC, Term Loan B2 (3 mo. USD LIBOR + 4.500%)	4.500%	7/5/24	710,000	$667,400	(b)(f)(g)(h)
Spencer Spirit IH LLC, Initial Term Loan	6.570-13.000%	6/19/26	1,293,658	1,177,228	(b)(f)(g)

Total Specialty Retail				4,394,362

TOTAL CONSUMER DISCRETIONARY				9,146,941

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., Term Loan A (2 mo. USD LIBOR + 8.000%)	9.000%	6/24/24	1,050,000	372,458	(b)(f)(g)
Permian Production Partners LLC, Initial Term Loan (3 mo. USD LIBOR + 6.000%)	6.250%	5/20/24	864,500	172,900	(b)(f)(g)(h)(i)

TOTAL ENERGY				545,358

FINANCIALS - 1.1%
Diversified Financial Services - 0.7%
Deerfield Dakota Holding LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.000%)	9.000%	4/7/28	1,020,000	902,700	(b)(f)(g)(h)
Jane Street Group LLC, Dollar Term Loan (3 mo. USD LIBOR + 3.000%)	4.613%	1/31/25	1,108,779	1,058,884	(b)(f)(g)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	426,085	399,987	(b)(f)(g)

Total Diversified Financial Services				2,361,571

Insurance - 0.4%
Acrisure LLC, 2020 Term Loan B (3 mo. USD LIBOR + 3.500%)	5.207%	2/15/27	820,000	764,650	(b)(f)(g)
AmeriLife Holdings LLC, First Lien Delayed Draw Term Loan	—	3/18/27	68,182	62,386	(j)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.985%	3/18/27	531,818	486,614	(b)(f)(g)

Total Insurance				1,313,650

TOTAL FINANCIALS				3,675,221

HEALTH CARE - 4.1%
Health Care Providers & Services - 3.9%
Elanco Animal Health Inc., Term Loan B	—	2/4/27	420,000	406,263	(j)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	323,513	274,178	(j)

See Notes to Schedule of Investments.

14	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
EyeCare Partners LLC, First Lien Initial Term Loan (6 mo. USD LIBOR + 3.750%)	4.822%	2/18/27	1,386,486	$1,175,047	(b)(f)(g)
EyeCare Partners LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.250%)	9.139%	2/4/28	1,000,000	847,500	(b)(f)(g)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	4.154%	11/17/25	570,261	530,342	(b)(f)(g)
Medical Solutions Holdings Inc., First Lien Closing Date Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	6/14/24	1,582,050	1,471,306	(b)(f)(g)(h)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.904%	8/6/26	1,266,825	1,200,317	(b)(f)(g)
Radnet Management Inc., First Lien Term Loan B1	4.500-8.250%	6/30/23	1,746,704	1,632,076	(b)(f)(g)
Sotera Health Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	970,000	937,384	(b)(f)(g)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.438%	6/26/26	2,028,700	1,930,815	(b)(f)(g)
WP CityMD Bidco LLC, Initial Term Loan (3 mo. USD LIBOR + 4.500%)	5.572-5.950%	8/13/26	2,194,500	2,101,234	(b)(f)(g)

Total Health Care Providers & Services				12,506,462

Health Care Technology - 0.2%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	5.284%	2/11/26	534,600	499,183	(b)(f)(g)(j)

TOTAL HEALTH CARE				13,005,645

INDUSTRIALS - 1.7%
Airlines - 0.4%
Delta Air Lines Inc., Initial Term Loan	—	4/27/23	1,240,000	1,236,125	(j)

Building Products - 0.6%
Ply Gem Midco Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	4.579%	4/12/25	2,092,725	1,808,464	(b)(f)(g)

Commercial Services & Supplies - 0.2%
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.904%	10/1/26	758,100	737,016	(b)(f)(g)

Construction & Engineering - 0.0%
Rockwood Service Corp., Initial Term Loan (3 mo. USD LIBOR + 4.250%)	5.700%	1/23/27	150,000	138,000	(b)(f)(g)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	15

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Professional Services - 0.2%
Advantage Sales & Marketing Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.250%)	4.700%	7/23/21	867,062	$753,043	(b)(f)(g)

Transportation Infrastructure - 0.3%
GlobalTranz Enterprises LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 5.000%)	5.570%	5/15/26	1,159,698	875,572	(b)(f)(g)

TOTAL INDUSTRIALS				5,548,220

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.8%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.654%	4/4/26	1,333,300	1,266,302	(b)(f)(g)
Global Tel Link Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.250%)	5.700%	11/29/25	1,319,975	1,157,269	(b)(f)(g)

Total Communications Equipment				2,423,571

IT Services - 0.3%
Science Applications International Corp., Term Loan B2 (1 mo. USD LIBOR + 2.250%)	2.654%	3/13/27	1,020,000	999,600	(b)(f)(g)

Software - 1.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.404%	10/16/26	1,870,000	1,778,058	(b)(f)(g)
Surf Holdings SARL, Senior Secured First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	4.814%	3/5/27	510,000	470,475	(b)(f)(g)
Ultimate Software Group Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	4.154%	5/4/26	1,313,400	1,259,222	(b)(f)(g)

Total Software				3,507,755

TOTAL INFORMATION TECHNOLOGY				6,930,926

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	2.154%	2/4/27	332,139	320,751	(b)(f)(g)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	3.154%	2/6/23	397	380	(b)(f)(g)

TOTAL MATERIALS				321,131

See Notes to Schedule of Investments.

16	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Corecivic Inc., Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/12/24	1,402,250	$1,311,104	(b)(f)(g)

UTILITIES - 0.3%
Electric Utilities - 0.3%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	9.000%	2/7/23	1,050,166	1,018,005	(b)(d)(f)(g)(h)

TOTAL SENIOR LOANS (Cost - $57,635,553)				51,389,502

ASSET-BACKED SECURITIES - 10.0%
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. USD LIBOR + 3.375%)	3.862%	11/25/32	1,395,758	1,325,875	(b)
Ares XLII CLO Ltd., 2017-42A D (3 mo. USD LIBOR + 3.450%)	4.548%	1/22/28	800,000	642,064	(a)(b)
Ares XXXVII CLO Ltd., 2015-4A CR (3 mo. USD LIBOR + 2.650%)	3.869%	10/15/30	1,050,000	861,184	(a)(b)
Avery Point VI CLO Ltd., 2015-6A DR (3 mo. USD LIBOR + 2.950%)	4.691%	8/5/27	1,020,000	819,327	(a)(b)
Avery Point VI CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	7.241%	8/5/27	500,000	308,493	(a)(b)
Battalion CLO XI Ltd., 2017-11A D (3 mo. USD LIBOR + 3.340%)	4.360%	10/24/29	1,850,000	1,597,736	(a)(b)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	7.445%	11/20/28	800,000	466,725	(a)(b)
BlueMountain CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.200%)	6.335%	7/18/27	750,000	424,832	(a)(b)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	9.485%	8/20/32	350,000	226,099	(a)(b)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	4.835%	7/20/31	1,750,000	1,422,713	(a)(b)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	7.135%	4/20/29	1,000,000	669,760	(a)(b)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	4.369%	10/15/26	700,000	563,715	(a)(b)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	6.535%	4/17/30	250,000	171,849	(a)(b)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	6.785%	7/20/28	1,500,000	1,012,974	(a)(b)
CVP CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	3.785%	1/20/31	600,000	466,189	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	17

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	3.719%	4/15/31	700,000	$559,622	(a)(b)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	6.169%	4/15/31	480,000	323,952	(a)(b)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	5.085%	4/17/30	610,000	520,798	(a)(b)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. USD LIBOR + 0.270%)	0.757%	3/25/36	2,331,971	1,414,588	(b)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	9.607%	1/20/33	1,170,000	739,503	(a)(b)
Jackson Mill CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.800%)	4.019%	4/15/27	1,500,000	1,225,239	(a)(b)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	2.569%	7/15/26	1,000,000	981,681	(a)(b)
LCM XIV LP, 14A ER (3 mo. USD LIBOR + 5.500%)	6.635%	7/20/31	750,000	456,514	(a)(b)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	6.635%	10/20/28	750,000	483,274	(a)(b)
Magnetite VII Ltd., 2012-7A DR2 (3 mo. USD LIBOR + 4.500%)	5.719%	1/15/28	1,250,000	785,111	(a)(b)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	5.099%	7/15/29	500,000	392,796	(a)(b)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	4.898%	4/22/30	950,000	761,064	(a)(b)
Octagon Investment Partners XXIII Ltd., 2015-1A ER (3 mo. USD LIBOR + 5.750%)	6.969%	7/15/27	560,000	364,511	(a)(b)
OZLM XI Ltd., 2015-11A BR (3 mo. USD LIBOR + 2.300%)	3.060%	10/30/30	1,250,000	1,118,090	(a)(b)
OZLM XVI Ltd., 2017-16A C (3 mo. USD LIBOR + 3.550%)	5.242%	5/16/30	250,000	193,656	(a)(b)
OZLM XIX Ltd., 2017-19A C (3 mo. USD LIBOR + 3.100%)	4.319%	11/22/30	1,500,000	1,107,207	(a)(b)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	4.445%	6/22/30	1,140,000	892,180	(a)(b)
Sound Point CLO III-R Ltd., 2013-2RA E (3 mo. USD LIBOR + 6.000%)	7.219%	4/15/29	1,000,000	597,388	(a)(b)
Sound Point CLO XV Ltd., 2017-1A E (3 mo. USD LIBOR + 5.960%)	7.003%	1/23/29	1,100,000	680,219	(a)(b)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	7.002%	5/25/31	1,841,605	1,662,231	(a)(b)

See Notes to Schedule of Investments.

18	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Thayer Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 3.700%)	4.835%	4/20/29	500,000	$437,493	(a)(b)
THL Credit Wind River CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 5.550%)	6.769%	7/15/28	1,000,000	602,025	(a)(b)
TICP CLO VI Ltd., 2016-6A DR (3 mo. USD LIBOR + 3.300%)	4.519%	1/15/29	1,500,000	1,253,884	(a)(b)
Treman Park CLO Ltd., 2015-1A ERR (3 mo. USD LIBOR + 5.500%)	6.635%	10/20/28	1,250,000	795,175	(a)(b)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	4.039%	4/15/27	700,000	573,077	(a)(b)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	6.959%	4/15/27	650,000	413,592	(a)(b)
Voya CLO Ltd., 2017-1A B (3 mo. USD LIBOR + 2.300%)	3.435%	4/17/30	1,500,000	1,388,331	(a)(b)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	4.869%	10/15/31	250,000	193,957	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $41,165,465)				31,896,693

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 1.4%
CSMC Trust, 2015-2R 7A2	3.387%	8/27/36	2,263,347	1,557,525	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	960,000	683,877	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2017- C03 1B1 (1 mo. USD LIBOR + 4.850%)	5.337%	10/25/29	1,520,000	1,238,318	(a)(b)
LSTAR Securities Investment Ltd., 2019-4 A1 (1 mo. USD LIBOR + 1.500%)	2.485%	5/1/24	897,730	839,972	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $5,358,189)				4,319,692

			SHARES
COMMON STOCKS - 0.7%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			7	0	*(h)(l)(m)

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares			83,175	0	*(h)(l)(m)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	19

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY			SHARES	VALUE
ENERGY - 0.7%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)			134,398	$118,908	*(h)(l)
KCAD Holdings I Ltd.			282,728,964	0	*(h)(l)(m)

Total Energy Equipment & Services				118,908

Oil, Gas & Consumable Fuels - 0.7%
Berry Corp.			327,363	1,122,855
Montage Resources Corp.			128,952	880,742	*
MWO Holdings LLC			738	56,612	*(h)(l)

Total Oil, Gas & Consumable Fuels				2,060,209

TOTAL ENERGY				2,179,117

TOTAL COMMON STOCKS (Cost - $26,340,260)				2,179,117

	RATE	MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 0.6%
COMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Vonage Holdings Corp., Senior Notes	1.750%	6/1/24	200,000	180,289	(a)

Entertainment - 0.1%
Live Nation Entertainment Inc., Senior Notes	2.000%	2/15/25	440,000	347,212	(a)

Media - 0.3%
DISH Network Corp., Senior Notes	2.375%	3/15/24	850,000	717,843
DISH Network Corp., Senior Notes	3.375%	8/15/26	220,000	178,882

Total Media				896,725

TOTAL COMMUNICATION SERVICES				1,424,226

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	410,000	220,052

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Coherus Biosciences Inc., Senior Subordinated Notes	1.500%	4/15/26	60,000	63,726	(a)

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	160,000	147,854

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,224,092)				1,855,858

See Notes to Schedule of Investments.

20	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 0.3%
Argentina - 0.3%
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	1,340,000	$378,550
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	720,000	194,760
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	800,000	204,008

TOTAL SOVEREIGN BONDS (Cost - $2,712,779)				777,318

			SHARES
PREFERRED STOCKS - 0.2%
FINANCIALS - 0.1%
Capital Markets - 0.1%
B Riley Financial Inc.	6.875%		17,400	399,678

UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy Inc.	5.279%		6,300	272,097

TOTAL PREFERRED STOCKS (Cost - $742,083)				671,775

CONVERTIBLE PREFERRED STOCKS - 0.1%
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
GFL Environmental Inc. (Cost - $351,338)	6.000%		7,150	350,422

TOTAL INVESTMENTS - 99.6% (Cost - $376,570,636)				316,921,794
Other Assets in Excess of Liabilities - 0.4%				1,426,977

TOTAL NET ASSETS - 100.0%				$318,348,771

†	Face amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	21

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	The coupon payment on these securities is currently in default as of April 30, 2020.

(j)	All or a portion of this loan is unfunded as of April 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)	Value is less than $1.

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
USD	— United States Dollar

See Notes to Schedule of Investments.

22	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

At April 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	284	6/20	$61,493,632	$62,602,031	$1,108,399
U.S. Treasury 5-Year Notes	629	6/20	$75,875,918	$78,929,675	$3,053,757

					4,162,156

Contracts to Sell:
U.S. Treasury 10-Year Notes	543	6/20	71,136,643	75,510,937	(4,374,294)

Net unrealized depreciation on open futures contracts					$(212,138)

At April 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	63,126	USD	69,011	BNP Paribas SA	7/16/20	$277
AUD	809,439	USD	504,374	JPMorgan Chase & Co.	7/16/20	23,191
USD	4,229,675	CAD	5,962,677	Morgan Stanley & Co. Inc.	7/16/20	(54,804)

Total						$(31,336)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

At April 30, 2020, the Fund had the following open swap contract:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Bank PLC (Ford Motor Credit Co. LLC, 3.810%, due 1/9/24)	$909,000	6/20/23	5.181%	5.000% quarterly	$(4,607)	$(60,049)	$55,442

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	23

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

24	Western Asset Short Duration High Income Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

25

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

26

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$223,481,417	—		$223,481,417
Senior Loans:
Communication Services	—	6,865,489	$3,021,462		9,886,951
Consumer Discretionary	—	8,479,541	667,400		9,146,941
Energy	—	372,458	172,900		545,358
Financials	—	2,772,521	902,700		3,675,221
Health Care	—	11,534,339	1,471,306		13,005,645
Utilities	—	—	1,018,005		1,018,005
Other Senior Loans	—	14,111,381	—		14,111,381
Asset-Backed Securities	—	31,896,693	—		31,896,693
Collateralized Mortgage Obligations	—	4,319,692	—		4,319,692
Common Stocks:
Communication Services	—	—	0	*	0	*
Consumer Discretionary	—	—	0	*	0	*
Energy	$2,003,597	—	175,520		2,179,117
Convertible Bonds & Notes	—	1,855,858	—		1,855,858
Sovereign Bonds	—	777,318	—		777,318
Preferred Stocks	671,775	—	—		671,775
Convertible Preferred Stocks	350,422	—	—		350,422

Total Investments	$3,025,794	$306,466,707	$7,429,293		$316,921,794

Other Financial Instruments:
Futures Contracts	$4,162,156	—	—		$4,162,156
Forward Foreign Currency Contracts	—	$23,468	—		23,468
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	(4,607)	—		(4,607)

Total Other Financial Instruments	$4,162,156	$18,861	—		$4,181,017

Total	$7,187,950	$306,485,568	$7,429,293		$321,102,811

27

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$4,374,294	—	—	$4,374,294
Forward Foreign Currency Contracts	—	$54,804	—	54,804

Total	$4,374,294	$54,804	—	$4,429,098

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2019		Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Health Care	$1,598,675		$47	$66,974	$(73,616)	—
Senior Loans:
Communication Services	1,321,629		(94)	(26)	(316,709)	$3,283,500
Consumer Discretionary	1,983,314		11,379	(525,889)	106,132	—
Energy	704,568		1,902	—	(533,570)	—
Financials	—		33	—	(102,033)	1,004,700
Health Care	1,266,825		2,654	103	(160,935)	1,574,100
Industrials	1,411,200		2,105	5,939	(233,370)	—
Utilities	998,714		(36,517)	—	1,865	67,655
Common Stocks:
Communication Services	0	*	—	—	—	—
Consumer Discretionary	17,533		—	—	(17,533)	—
Energy	407,331		—	—	(63,720)	—

Total	$9,709,789		$(18,491)	$(452,899)	$(1,393,489)	$5,929,955

28

Notes to Schedule of Investments (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[3]	Balance as of April 30, 2020		Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2020[2]
Corporate Bonds & Notes:
Health Care	$(1,592,080)	—	—	—		—
Senior Loans:
Communication Services	(16,425)	—	$(1,250,413)	$3,021,462		$(256,347)
Consumer Discretionary	(907,536)	—	—	667,400		(14,589)
Energy	—	—	—	172,900		(533,570)
Financials	—	—	—	902,700		(102,033)
Health Care	(11,124)	—	(1,200,317)	1,471,306		(96,518)
Industrials	(310,302)	—	(875,572)	—		—
Utilities	(13,712)	—	—	1,018,005		1,865
Common Stocks:
Communication Services	—	—	—	0	*	—
Consumer Discretionary	—	—	—	0	*	(17,533)
Energy	(168,091)	—	—	175,520		(63,720)

Total	$(3,019,270)	—	$(3,326,302)	$7,429,293		$(1,082,445)

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund and Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund, both managed by Western Asset Management Company, LLC,

29

Notes to Schedule of Investments (unaudited) (cont’d)

the Fund’s subadviser. Cash Management Portfolio was available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio was not a registered money market fund, it conducted all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended April 30, 2020. The following transactions were effected in shares of such companies for the period ended April 30, 2020.

	Affiliate Value at July 31, 2019

		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio, LLC	$9,809,547	$40,260,203	40,260,203	$50,069,750	50,069,750
Western Asset Premier Institutional Government Reserves, Premium Shares	—	38,631,218	38,631,218	38,631,218	38,631,218

	$9,809,547	$78,891,421		$88,700,968

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2020
Western Asset Government Cash Management Portfolio, LLC	—	$69,441	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	16,018	—	—

	—	$85,459	—	—

30